CONSOLIDATED STATEMENTS OF INCOME (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Freight	5,550	5,052	4,853
Other	145	125	128
Total revenues	5,695	5,177	4,981
Operating expenses
Compensation and benefits (Note 28)	1,506	1,426	1,431
Fuel	999	968	728
Materials	238	243	214
Equipment rents	206	209	206
Depreciation and amortization	539	490	489
Purchased services and other (Note 28)	940	874	797
Asset impairment (Note 3)	265
Labour restructuring (Note 4)	53
Total operating expenses	4,746	4,210	3,865
Operating income	949	967	1,116
Less:
Other income and charges (Note 5)	37	18	(12)
Net interest expense (Note 6)	276	252	257
Income before income tax expense	636	697	871
Income tax expense (Note 7)	152	127	220
Net income	484	570	651
Earnings per share (Note 8)
Basic earnings per share	2.82	3.37	3.86
Diluted earnings per share	2.79	3.34	3.85
Weighted-average number of shares (millions)
Basic	171.8	169.5	168.8
Diluted	173.2	170.6	169.2
Dividends declared per share	1.3500	1.1700	1.0575